Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule Of Share-Based Compensation, Warrant, Activity [Table Text Block]

A summary of the warrant activity during the nine months ended December 31, 2014 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, March 31, 2014	3,140,250	$7.30
Granted	5,400	9.06
Exercised	—	—
Forfeited	—	—
Outstanding, December 31, 2014	3,145,650	$7.31	1.3	$—
Exercisable, December 31, 2014	3,047,500	$7.25	1.2	$—

A summary of the warrant activity during the years ended March 31, 2014 and 2013 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, March 31, 2012	—	$—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding, March 31, 2013	—	—
Granted	3,140,250	7.30
Exercised	—	—
Forfeited	—	—
Outstanding, March 31, 2014	3,140,250	$7.30	2.1	$—
Exercisable, March 31, 2014	3,047,500	$7.25	2.0	$—

Schedule Of Share Based Compensation, Warrants, By Exercise Price Range [Table Text Block]
The following table presents information related to stock warrants at December 31, 2014:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$7.2500	3,047,500	1.2	3,047,500
$9.0625	98,150	—	—
	3,145,650	1.2	3,047,500

The following table presents information related to stock warrants at March 31, 2014:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$7.2500	3,047,500	2.0	3,047,500
$9.0625	92,750	—	—
	3,140,250	2.0	3,047,500

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
In applying the Black-Scholes option pricing model to stock options granted, the Company used the following weighted average assumptions:

	For the Nine Months Ended December 31,
	2014	2013
Risk free interest rate	1.67%	n/a
Expected term (years)	5.61	n/a
Expected volatility	95%	n/a
Expected dividends	0.00%	n/a

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the stock option activity during the nine months ended December 31, 2014 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, March 31, 2014	—	$—
Granted	332,500	6.37
Exercised	—	—
Forfeited	—	—
Outstanding, December 31, 2014	332,500	$6.37	9.4	$—
Exercisable, December 31, 2014	55,412	$6.37	9.4	$—

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$6.37	332,500	9.4	55,412
	332,500	9.4	55,412

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of RSU activity for the nine months ended December 31, 2014 is presented below:

	Number of Units	Weighted Average Grant Date Fair Value	Total Grant Date Fair Value
Non-vested, March 31, 2014	—	$—	$—
Granted	409,355	6.30	2,579,000
Vested	(56,826)	6.30	(358,000)
Forfeited	—	—	—
Non-vested, December 31, 2014	352,529	$6.30	$2,221,000